FVM - Movements of level 3 instruments - Assets (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 0.3
Balance at the end of the period	0.8
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.8
Balance at the end of the period	1.4
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.9
Balance at the end of the period	3.5
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.3
Balance at the end of the period	1.3
Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.5	$ 2.3
Credit Suisse assets acquired	2.2
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.5)	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.5)	(0.2)
Purchases	0.5	0.3
Sales	(1.1)	(1.3)
Issuances	0.7	1.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.1	0.1
Transfers out of Level 3	(0.3)	(0.3)
Foreign currency translation	0.0	0.0
Balance at the end of the period	3.1	1.9
Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.1	0.0
Credit Suisse assets acquired	0.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	0.1	0.0
Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.5	0.6
Credit Suisse assets acquired	1.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.4)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.4)	0.0
Purchases	0.3	0.2
Sales	(0.6)	(0.1)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	1.0	0.7
Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.6	1.4
Credit Suisse assets acquired	0.2
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.1)
Purchases	0.0	0.0
Sales	(0.3)	(1.2)
Issuances	0.7	1.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.2)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of the period	1.0	1.0
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.5	1.1
Credit Suisse assets acquired	1.4
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.5
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.6
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.5	0.5
Settlements	(0.3)	(0.4)
Transfers into Level 3	0.1	0.2
Transfers out of Level 3	(0.2)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of the period	3.0	1.8
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.5	0.5
Credit Suisse assets acquired	0.2
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.1	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	0.1
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.0
Settlements	(0.0)	(0.1)
Transfers into Level 3	0.0	0.1
Transfers out of Level 3	(0.0)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of the period	0.8	0.4
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.7	0.4
Credit Suisse assets acquired	0.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.3
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.3
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.3	0.2
Settlements	(0.2)	(0.2)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.2)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	1.1	0.7
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.3	0.2
Credit Suisse assets acquired	0.2
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.1
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.2
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.1
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	0.6	0.6
Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3.7	4.2
Credit Suisse assets acquired	11.6
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.2)	0.1
Purchases	0.7	0.6
Sales	(0.5)	(0.6)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.1)	(0.1)
Foreign currency translation	0.0	(0.1)
Balance at the end of the period	15.4	4.2
Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.7	0.9
Credit Suisse assets acquired	7.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.4	0.5
Sales	(0.1)	(0.2)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of the period	7.9	1.0
Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.8	0.7
Credit Suisse assets acquired	2.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.2	0.0
Sales	(0.1)	(0.1)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	3.1	0.7
Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.3	1.6
Credit Suisse assets acquired	0.0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.1
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	$ 1.3	$ 1.6